Employee Salaries and Benefit Expenses	12 Months Ended
Dec. 31, 2024
Disclosure Of Salaries And Employee Benefits [Abstract]
Employee Salaries and Benefit Expenses

30. EMPLOYEE SALARIES AND BENEFIT EXPENSES

For the years ended December 31,	2024	2023
Salaries, Bonuses and Other Short-Term Employee Benefits	1,526	1,344
Pension and Post-Employment Benefits	119	125
Stock-Based Compensation (Note 29)	126	97
Termination Benefits	41	14
	1,812	1,580